Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000244754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Active ETF
C000244755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Dividend Stock ETF
C000244756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Growth Stock ETF
C000244757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Intermediate Bond ETF
C000244758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Opportunities ETF
C000244759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Ultra-Short Bond ETF
C000244760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Value Stock ETF
C000244761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Yield ETF
Without Sales Load [Member] | C000244754
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%	14.75%
Without Sales Load [Member] | C000244755
Average Annual Return [Line Items]
Average Annual Return, Percent	9.18%	17.70%
Without Sales Load [Member] | C000244756
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%		22.13%
Without Sales Load [Member] | C000244757
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%		5.21%
Without Sales Load [Member] | C000244758
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%	14.10%
Without Sales Load [Member] | C000244759
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%		4.02%
Without Sales Load [Member] | C000244760
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%		16.29%
Without Sales Load [Member] | C000244761
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%	11.62%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Dow Jones U.S. Select Dividend Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index
Average Annual Return, Percent	9.82%	16.94%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent	11.16%		16.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.46%		6.19%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%	23.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.46%		6.19%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent	11.16%		16.75%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	9.32%	11.10%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	9.83%	13.64%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%	23.05%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	20.56%		29.44%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	9.83%	13.64%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Months U.S. Treasury Bill Index
Average Annual Return, Percent	4.82%		5.11%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	5.04%		15.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.46%	6.44%